Investment Income	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Investment Income	Investment Income
Investment income consists of the following:

	For the six months ended
	2025	2026	2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Investment gain (losses), net
Option premium income	-	8,139,300	1,037,911
Realized gain on disposal of digital assets	-	214,867	27,400
Investment income from stable coins and digital assets	-	5,188,573	661,639
Change in fair value of derivative liabilities	-	2,158,422	275,239
Change in fair value of stable coins, digital assets and digital assets – restricted	-	(2,124,820,727)	(270,953,931)
Change in fair value of marketable securities	-	1,616,700	206,159
Others	-	(92,802)	(11,834)
Total investment gain (losses), net	-	(2,107,595,667)	(268,757,417)
During the six months ended June 30, 2026, the Company received option premium income of HK$8,139,300. Out of this amount, HK$4,297,800 was received in the form of stable coins and HK$3,841,500 was received in the form of cash during the fiscal year ended December 31, 2025 but was recognized as option premium income when the derivative contract expired on January 30, 2026. See Note 5 for additional information.